BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION	BUSINESS SEGMENT INFORMATION
Terex is a global manufacturer of aerial work platforms and materials processing machinery. The Company designs, builds and supports products used in construction, maintenance, manufacturing, energy, minerals and materials management applications. Terex’s products are manufactured in North and South America, Europe, Australia and Asia and sold worldwide. The Company engages with customers through all stages of the product life cycle, from initial specification and financing to parts and service support. The Company operates in two reportable segments: (i) AWP and (ii) MP.

The AWP segment designs, manufactures, services and markets aerial work platform equipment, utility equipment, telehandlers and light towers as well as their related components and replacement parts. Customers use these products to construct and maintain industrial, commercial, institutional and residential buildings and facilities, for construction and maintenance of utility and telecommunication lines, tree trimming, certain construction and foundation drilling applications, and for other commercial operations, as well as in a wide range of infrastructure projects.

The MP segment designs, manufactures, services and markets materials processing and specialty equipment, including crushers, washing systems, screens, apron feeders, material handlers, pick and carry cranes, rough terrain cranes, tower cranes, wood processing, biomass and recycling equipment, concrete mixer trucks and concrete pavers, conveyors, and their related components and replacement parts. Customers use these products in construction, infrastructure and recycling projects, in various quarrying and mining applications, as well as in landscaping and biomass production industries, material handling applications, maintenance applications to lift equipment or material, moving materials and equipment on rugged or uneven terrain, lifting construction material and placing material at point of use.

The Company’s rough terrain and tower cranes operations were consolidated within MP for financial reporting periods beginning on January 1, 2020, to align with its new management and reporting structure. Reportable segment information for all periods presented have been recast to reflect the realignment of operations.

The Company assists customers in their rental, leasing and acquisition of its products through Terex Financial Services (“TFS”). TFS uses its equipment financing experience to provide financing solutions to customers who purchase the Company’s equipment. TFS is included in Corporate and Other.

Corporate and Other also includes eliminations among the two segments, various construction product lines, as well as general and corporate items.

None of the Company’s customers individually accounted for more than 10% of consolidated net sales in 2019, 2018 or 2017.
Business segment information is presented below (in millions):

	Year Ended December 31,
	2019	2018	2017
Net sales
AWP	$2,726.6	$2,950.4	$2,433.2
MP	1,602.6	1,576.8	1,326.3
Corporate and Other / Eliminations	23.9	(10.0)	34.2
Total	$4,353.1	$4,517.2	$3,793.7
Income (loss) from operations
AWP	$196.2	$300.5	$199.8
MP	227.9	211.1	148.9
Corporate and Other / Eliminations	(89.1)	(99.1)	(120.5)
Total	$335.0	$412.5	$228.2
Depreciation and amortization
AWP	$23.0	$20.9	$23.2
MP	9.1	9.0	9.5
Corporate	14.3	15.4	20.3
Total	$46.4	$45.3	$53.0
Capital expenditures
AWP	$82.1	$49.7	$15.6
MP	12.9	33.8	8.2
Corporate	10.5	7.5	7.9
Total	$105.5	$91.0	$31.7

Sales between segments are generally priced to recover costs plus a reasonable markup for profit, which is eliminated in consolidation.

	December 31,
	2019	2018
Identifiable assets
AWP	$1,814.4	$1,983.5
MP	1,750.9	1,725.9
Corporate and Other / Eliminations (1)	(379.5)	(751.4)
Assets held for sale (2)	9.8	527.9
Total	$3,195.6	$3,485.9
(1) Increase primarily due to cash from the sales of Demag and ASV Holdings, Inc. shares, Section 301 tariff receivables and recognition of ROU assets.
(2) Decrease in assets from the sale of Demag. See Note D - “Discontinued Operations and Assets and Liabilities Held For Sale”.

	December 31,
	2019	2018
Long-lived Assets
United States	$246.8	$193.1
United Kingdom	69.0	61.4
Germany	11.0	10.7
Other European countries	21.6	18.6
All other	41.0	33.5
Total	$389.4	$317.3

Long-lived assets consist of net fixed assets, which can be attributed to the specific geographic regions.
Geographic net sales information is presented below (in millions):

	Year Ended December 31, 2019
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by region
North America	$1,801.8	$605.6	$76.5	$2,483.9
Western Europe	431.1	514.2	0.6	945.9
Asia-Pacific	325.1	301.4	2.1	628.6
Rest of World (1)	168.6	181.4	(55.3)	294.7
Total (2)	$2,726.6	$1,602.6	$23.9	$4,353.1
(1) Includes intercompany sales and eliminations.
(2) Total sales include $2.3 billion attributable to the U.S., the Company’s country of domicile.

	Year Ended December 31, 2018
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by region
North America	$1,985.2	$580.4	$73.9	$2,639.5
Western Europe	530.5	456.7	0.7	987.9
Asia-Pacific	274.8	298.9	1.5	575.2
Rest of World (1)	159.9	240.8	(86.1)	314.6
Total (2)	$2,950.4	$1,576.8	$(10.0)	$4,517.2
(1) Includes intercompany sales and eliminations.
(2) Total sales include $2.4 billion attributable to the U.S., the Company’s country of domicile.

	Year Ended December 31, 2017
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by region
North America	$1,570.7	$548.9	$102.1	$2,221.7
Western Europe	404.2	356.1	18.7	779.0
Asia-Pacific	265.0	229.8	12.2	507.0
Rest of World (1)	193.3	191.5	(98.8)	286.0
Total (2)	$2,433.2	$1,326.3	$34.2	$3,793.7
(1) Includes intercompany sales and eliminations.
(2) Total sales include $2.1 billion attributable to the U.S., the Company’s country of domicile.

The Company attributes sales to unaffiliated customers in different geographical areas based on the location of the customer.

Product type net sales information is presented below (in millions):

	Year Ended December 31, 2019
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by product type
Aerial Work Platforms	$1,912.1	$—	$2.8	$1,914.9
Materials Processing Equipment	—	895.4	—	895.4
Specialty Equipment	—	699.9	5.3	705.2
Other (1)	814.5	7.3	15.8	837.6
Total	$2,726.6	$1,602.6	$23.9	$4,353.1
(1) Includes other product types, intercompany sales and eliminations.

	Year Ended December 31, 2018
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by product type
Aerial Work Platforms	$2,128.6	$—	$3.5	$2,132.1
Materials Processing Equipment	—	877.0	—	877.0
Specialty Equipment	—	661.8	5.6	667.4
Other (1)	821.8	38.0	(19.1)	840.7
Total	$2,950.4	$1,576.8	$(10.0)	$4,517.2
(1) Includes other product types, intercompany sales and eliminations.

	Year Ended December 31, 2017
	AWP	MP	Corporate and Other / Eliminations	Total
Net sales by product type
Aerial Work Platforms	$1,718.0	$—	$2.7	$1,720.7
Materials Processing Equipment	—	726.9	0.6	727.5
Specialty Equipment	—	574.0	1.1	575.1
Other (1)	715.2	25.4	(3.5)	737.1
Compact Construction Equipment (2)	—	—	33.3	33.3
Total	$2,433.2	$1,326.3	$34.2	$3,793.7
(1) Includes other product types, intercompany sales and eliminations.
(2) Remaining Compact Construction product lines divested in 2017.